DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net by Geographic Region (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets
Property, Plant and Equipment, Net	$ 11,334	$ 12,028	$ 16,555	$ 12,853
United States
Revenues from External Customers and Long-Lived Assets
Property, Plant and Equipment, Net		11,759	16,289	12,506
Non-US [Member]
Revenues from External Customers and Long-Lived Assets
Property, Plant and Equipment, Net		$ 269	$ 266	$ 347